PENSIONS AND OTHER POST RETIREMENT BENEFITS - Actuarial assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Actual experience period	5 years
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Defined benefit pension plans
Disclosure of defined benefit plans [line items]
Discount rate	2.90%	2.50%
Rate of compensation increase	3.00%	3.00%
Defined benefit pension plans | Discount rate
Disclosure of defined benefit plans [line items]
Increase (decrease) in interest and service cost due to increase in actuarial assumption	$ (24)
Increase (decrease) in service and interest cost due to decrease in actuarial assumption	31
Increase (decrease) in net obligation due to increase in actuarial assumption	(1,155)
Increase (decrease) in net obligation due to decrease in actuarial assumption	$ 1,515
Defined benefit other post retirement benefits
Disclosure of defined benefit plans [line items]
Discount rate	2.90%	2.50%
Rate of compensation increase	3.00%	3.00%
Assumption of percentage of increase of healthcare costs	5.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	$ (80)
Increase (decrease) in net obligation due to decrease in actuarial assumption	99
Defined benefit other post retirement benefits | Actuarial assumption of medical cost trend rates
Disclosure of defined benefit plans [line items]
Increase (decrease) in interest and service cost due to increase in actuarial assumption	1
Increase (decrease) in service and interest cost due to decrease in actuarial assumption	(1)
Increase (decrease) in net obligation due to increase in actuarial assumption	36
Increase (decrease) in net obligation due to decrease in actuarial assumption	$ (31)